Summary of agent compensation options (Details)	12 Months Ended
Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance, end of year	17,250,000
Agent Compensation Options [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of year
Weighted average exercise price, beginning | $ / shares
Issued	2,509,586
Weighted average price, Issued | $ / shares	$ 0.09
Balance, end of year	2,509,586
Weighted average exercise price, ending | $ / shares	$ 0.09